CMG Tactical Equity Strategy Fund
RISK/RETURN
Investment Objective:
The Fund's investment objective is to generate capital appreciation in rising and falling markets.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 11 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees CMG Tactical Equity Strategy Fund	CMG Tactical Equity Strategy Fund Class A Shares	CMG Tactical Equity Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CMG Tactical Equity Strategy Fund		CMG Tactical Equity Strategy Fund Class A Shares	CMG Tactical Equity Strategy Fund Class I Shares
Management Fees		1.50%	1.50%
Distribution and Service (12b-1) Fees		0.40%	none
Other Expenses	[1]	0.30%	0.30%
Total Annual Fund Operating Expenses		2.20%	1.80%
[1]	Based on estimated amounts for the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example CMG Tactical Equity Strategy Fund (USD $)	1 Year	3 Years
CMG Tactical Equity Strategy Fund Class A Shares	785	1,224
CMG Tactical Equity Strategy Fund Class I Shares	183	566

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies:

 The Fund seeks to generate capital appreciation in rising and falling markets using two principal strategies:

  Tactical Long Short Investment Strategy

  Fixed Income Investment Strategy

Using the tactical long short investment strategy, the Fund actively trades Standard & Poor's 500 Index futures contracts. These futures contracts are used as a substitute for investing in the stocks that compose the S&P 500 Index. The objective is to generate capital appreciation by investing, long or short, in positions linked to the S&P 500 Index using a proprietary quantitative investment model. The model is designed to identify long, intermediate and short term trends in the S&P 500 Index. This strategy attempts to generate high probability-of-profit trades, typically with a holding period of one to three days. If the strategy identifies positive price (Bullish) trends across these time frames, the strategy will invest long on a levered basis targeting 200% of the S&P 500 Index. If the strategy identifies negative price (Bearish) trends across these time frames, the strategy will invest short on a levered basis targeting 200% of the inverse S&P 500 Index. The strategy also utilizes certain indicators to identify periods of market dislocation that can result in high probability-of-profit trades. Specifically, when a high volume of stock trades occur at ever-higher prices, an overbought condition is indicated; or when a high volume of stock trades occur at ever-lower prices, an oversold condition is indicated. The Fund may engage in trades based on these indicators in an attempt to profit from mean reverting (back to the average) price movements in the S&P 500 Index, independent of the core trend model.

During periods when the model’s trends are not aligned, absent of a trade signal, the strategy will signal investing in fixed income investments. The Fund invests in a variety of investment grade fixed income securities that are not expected to have returns that are highly correlated to the general equity market or the Fund’s tactical long short investment strategy. The Fund defines fixed income securities to include: bills, notes, debentures, bonds and other evidences of indebtedness issued of the U.S. Government, its agencies and instrumentalities, state and local political subdivisions, corporations and other business entities. The Fund defines investment grade fixed income securities as those rated, at the time of purchase, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or, if unrated, determined to be of comparable quality. The Fund's fixed income strategy is designed to generate interest income, capital appreciation and to diversify returns from those of the tactical long short investment strategy. To control interest rate risk, the Fund maintains an average fixed income portfolio maturity that ranges between short-term, (less than 1 year) and intermediate-term (4-7 years). However, the Fund purchases individual fixed income securities of any maturity. The Adviser seeks to reduce volatility, in part, by keeping the Fund's fixed income portfolio average maturity below a maximum of seven years, which can reduce sensitivity to capital losses caused by rising interest rates. The Adviser sells fixed income securities when a security's expected return declines, or issuer credit quality deteriorates and to adjust portfolio-level maturity. Specific weighting and allocation among the various types of fixed income investments will be made on the basis of the Adviser's assessment of the opportunities for income, capital appreciation and capital preservation relative to the risk, as measured by maturity and return volatility.

The Fund's investment adviser, CMG Capital Management Group, Inc. (the "Adviser") manages the fixed income strategy portion of the Fund's portfolio directly and delegates the management of the Fund's tactical long short investment strategy to Scotia Partners, LLC (the "Sub-Adviser"). The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser and Sub-Adviser may each engage in active and frequent trading to achieve the Fund's investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

  Credit Risk – Debt issuers may not make interest and principal payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition deteriorates.

  Derivatives Risk – The Fund's use of futures involves leverage risk and tracking risk.

  Fixed Income Risk – The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund.

  Issuer-Specific Risk – The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Leveraging Risk – The Fund's use of leverage through futures will magnify the Fund's gains or losses.

  Management Style Risk – The Adviser's and/or Sub-Adviser's judgments about the potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect. The Adviser's judgments about the investment management skill of the Sub-Adviser may prove to be incorrect.

  Non-Diversification Risk – The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  Portfolio Turnover Risk – Portfolio turnover refers to the rate at which the securities and derivatives held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which will reduce the Fund's return. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

  Short Position Risk – The Fund may invest in short futures positions which will prevent the Fund from participating in market gains.

  Stock Market Risk – Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling 1-866-CMG-9456 or visiting www.CMGARSFunds.net.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 10, 2012
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 10, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 10, 2012
Prospectus Date	rr_ProspectusDate	Feb 10, 2012
CMG Tactical Equity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to generate capital appreciation in rising and falling markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 11 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund seeks to generate capital appreciation in rising and falling markets using two principal strategies:

  Tactical Long Short Investment Strategy

  Fixed Income Investment Strategy

Using the tactical long short investment strategy, the Fund actively trades Standard & Poor's 500 Index futures contracts. These futures contracts are used as a substitute for investing in the stocks that compose the S&P 500 Index. The objective is to generate capital appreciation by investing, long or short, in positions linked to the S&P 500 Index using a proprietary quantitative investment model. The model is designed to identify long, intermediate and short term trends in the S&P 500 Index. This strategy attempts to generate high probability-of-profit trades, typically with a holding period of one to three days. If the strategy identifies positive price (Bullish) trends across these time frames, the strategy will invest long on a levered basis targeting 200% of the S&P 500 Index. If the strategy identifies negative price (Bearish) trends across these time frames, the strategy will invest short on a levered basis targeting 200% of the inverse S&P 500 Index. The strategy also utilizes certain indicators to identify periods of market dislocation that can result in high probability-of-profit trades. Specifically, when a high volume of stock trades occur at ever-higher prices, an overbought condition is indicated; or when a high volume of stock trades occur at ever-lower prices, an oversold condition is indicated. The Fund may engage in trades based on these indicators in an attempt to profit from mean reverting (back to the average) price movements in the S&P 500 Index, independent of the core trend model.

During periods when the model’s trends are not aligned, absent of a trade signal, the strategy will signal investing in fixed income investments. The Fund invests in a variety of investment grade fixed income securities that are not expected to have returns that are highly correlated to the general equity market or the Fund’s tactical long short investment strategy. The Fund defines fixed income securities to include: bills, notes, debentures, bonds and other evidences of indebtedness issued of the U.S. Government, its agencies and instrumentalities, state and local political subdivisions, corporations and other business entities. The Fund defines investment grade fixed income securities as those rated, at the time of purchase, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or, if unrated, determined to be of comparable quality. The Fund's fixed income strategy is designed to generate interest income, capital appreciation and to diversify returns from those of the tactical long short investment strategy. To control interest rate risk, the Fund maintains an average fixed income portfolio maturity that ranges between short-term, (less than 1 year) and intermediate-term (4-7 years). However, the Fund purchases individual fixed income securities of any maturity. The Adviser seeks to reduce volatility, in part, by keeping the Fund's fixed income portfolio average maturity below a maximum of seven years, which can reduce sensitivity to capital losses caused by rising interest rates. The Adviser sells fixed income securities when a security's expected return declines, or issuer credit quality deteriorates and to adjust portfolio-level maturity. Specific weighting and allocation among the various types of fixed income investments will be made on the basis of the Adviser's assessment of the opportunities for income, capital appreciation and capital preservation relative to the risk, as measured by maturity and return volatility.

The Fund's investment adviser, CMG Capital Management Group, Inc. (the "Adviser") manages the fixed income strategy portion of the Fund's portfolio directly and delegates the management of the Fund's tactical long short investment strategy to Scotia Partners, LLC (the "Sub-Adviser"). The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. The Adviser and Sub-Adviser may each engage in active and frequent trading to achieve the Fund's investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	If the strategy identifies positive price (Bullish) trends across these time frames, the strategy will invest long on a levered basis targeting 200% of the S&P 500 Index. If the strategy identifies negative price (Bearish) trends across these time frames, the strategy will invest short on a levered basis targeting 200% of the inverse S&P 500 Index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

  Credit Risk – Debt issuers may not make interest and principal payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition deteriorates.

  Derivatives Risk – The Fund's use of futures involves leverage risk and tracking risk.

  Fixed Income Risk – The value of the Fund's investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund.

  Issuer-Specific Risk – The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Leveraging Risk – The Fund's use of leverage through futures will magnify the Fund's gains or losses.

  Management Style Risk – The Adviser's and/or Sub-Adviser's judgments about the potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect. The Adviser's judgments about the investment management skill of the Sub-Adviser may prove to be incorrect.

  Non-Diversification Risk – The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  Portfolio Turnover Risk – Portfolio turnover refers to the rate at which the securities and derivatives held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which will reduce the Fund's return. Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

  Short Position Risk – The Fund may invest in short futures positions which will prevent the Fund from participating in market gains.

  Stock Market Risk – Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by calling 1-866-CMG-9456 or visiting www.CMGARSFunds.net.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-CMG-9456
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.CMGARSFunds.net
CMG Tactical Equity Strategy Fund | CMG Tactical Equity Strategy Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	785
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,224
CMG Tactical Equity Strategy Fund | CMG Tactical Equity Strategy Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	183
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	566

[1]	Based on estimated amounts for the current fiscal year.